Leases (Details) - Schedule of operating lease related assets and liabilities - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Schedule of operating lease related assets and liabilities [Abstract]
Operating lease right-of-use lease assets	$ 2,909,432	$ 2,898,551
Operating lease liabilities – current	1,005,460	811,299
Operating lease liabilities – non-current	1,877,324	1,928,682
Total operating lease liabilities	2,882,784	2,739,981
Amortization of right-of-use assets	199,796	187,556	$ 145,056
Interest on lease liabilities	204,774	102,252	45,971
Total finance leases cost	$ 404,570	$ 289,808	$ 191,027